UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2016

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	41

Officers and Trustees	42

Important Notices	43

Eaton Vance

Senior Income Trust

December 31, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA and John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	10.26%	18.29%	7.09%	4.93%
Fund at Market Price	—	15.27	23.58	7.11	4.88
S&P/LSTA Leveraged Loan Index	—	5.41%	10.16%	5.11%	4.63%

% Premium/Discount to NAV[3]
					–5.52%

Distributions[4]
Total Distributions per share for the period					$0.237
Distribution Rate at NAV					5.60%
Distribution Rate at Market Price					5.93%

% Total Leverage[5]
Auction Preferred Shares (APS)					14.94%
Borrowings					20.13

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2016

Fund Profile

Top 10 Issuers (% of total investments)[6]

Virgin Media Investment Holdings Limited	1.3%

Reynolds Group Holdings, Inc.	1.2

Asurion, LLC	1.1

Valeant Pharmaceuticals International, Inc.	1.1

TransDigm, Inc.	1.0

Univision Communications, Inc.	1.0

Community Health Systems, Inc.	1.0

Calpine Corporation	1.0

EIG Investors Corp.	0.9

Intelsat Jackson Holdings S.A.	0.9

Total	10.5%

Top 10 Sectors (% of total investments)[6]

Health Care	9.6%

Electronics/Electrical	8.7

Business Equipment and Services	7.3

Chemicals and Plastics	5.8

Retailers (Except Food and Drug)	4.8

Industrial Equipment	4.0

Leisure Goods/Activities/Movies	3.9

Drugs	3.7

Cable and Satellite Television	3.5

Lodging and Casinos	3.5

Total	54.8%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2016

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of its APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 12/31/16, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 135.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%
BE Aerospace, Inc.
Term Loan, 3.89%, Maturing December 16, 2021		469	$472,093
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)		161	158,377
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		217	173,625
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		894	848,077
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		1,241	1,252,934
Term Loan, 3.98%, Maturing June 4, 2021		878	884,630
Term Loan, 3.77%, Maturing June 9, 2023		2,100	2,123,027
Wesco Aircraft Hardware Corp.
Term Loan, 3.27%, Maturing October 4, 2021		469	465,545

			$6,378,308

Automotive — 2.7%
Allison Transmission, Inc.
Term Loan, 3.26%, Maturing September 23, 2022		1	$732
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		335	339,806
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		462	462,515
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		534	535,875
Term Loan, 3.27%, Maturing December 31, 2018		604	606,689
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		1,906	1,890,638
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		406	413,980
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		1,011	1,014,804
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		350	348,250
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	370	394,499
Term Loan, 4.50%, Maturing June 30, 2022		568	576,330
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		320	321,120
Visteon Corporation
Term Loan, 3.93%, Maturing April 9, 2021		306	308,802

			$7,214,040

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.6%
9941762 Canada, Inc.
Term Loan, 4.75%, Maturing November 14, 2023	1,050	$1,063,125
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	333	271,242
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)	500	300,000

		$1,634,367

Brokerage / Securities Dealers / Investment Houses — 0.7%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	476	$477,096
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,185	1,042,888
Astro AB Borrower, Inc.
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	125	123,125
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	375	358,903

		$2,002,012

Building and Development — 3.3%
American Bath Group, LLC
Term Loan, 6.75%, Maturing September 30, 2023	399	$401,993
American Builders & Contractors Supply Co.
Term Loan, 3.52%, Maturing October 31, 2023	1,400	1,415,625
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	491	494,934
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	935	945,390
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	1,902	1,911,423
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	150	151,875
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing November 15, 2023	1,250	1,264,063
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 9, 2023	919	921,310
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	296	298,132
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	274	276,598
Term Loan - Second Lien, 10.00%, Maturing September 30, 2024	650	653,250

		$8,734,593

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 11.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		1,493	$1,458,546
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022		992	1,000,578
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		809	800,722
Aptean, Inc.
Term Loan, Maturing December 24, 2022(4)		375	379,688
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		388	389,376
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023		549	556,031
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		216	216,789
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019		462	462,215
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		123	125,126
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		707	530,161
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020		135	32,962
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		252	11,737
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		2,239	2,236,382
Term Loan, 6.00%, Maturing February 9, 2023		1,485	1,477,424
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		693	695,350
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		1,169	1,174,747
First Data Corporation
Term Loan, 3.76%, Maturing July 10, 2022		1,236	1,251,306
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	1,009	721,239
Term Loan, 5.75%, Maturing November 7, 2020		1,000	993,750
Global Payments, Inc.
Term Loan, 3.27%, Maturing April 22, 2023		168	170,016
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		940	947,812
Information Resources, Inc.
Term Loan, 5.56%, Maturing September 30, 2020		1,578	1,579,116
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	511	544,488
Term Loan, 4.25%, Maturing August 11, 2023		1,220	1,226,355

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		948	$957,101
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		1,341	1,351,748
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		2,850	2,879,925
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		437	408,186
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		1,106	1,119,244
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		629	630,178
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		1,047	1,064,723
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,557	1,555,694
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		271	273,887
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		551	556,886
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		126	126,045

			$29,905,533

Cable and Satellite Television — 4.9%
Altice US Finance I Corporation
Term Loan, 3.88%, Maturing January 15, 2025		575	$582,547
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		221	224,475
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023		993	998,772
CSC Holdings, LLC
Term Loan, 3.88%, Maturing October 11, 2024		1,750	1,771,602
Global Eagle Entertainment, Inc.
Term Loan, Maturing December 22, 2022(4)		575	567,813
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		414	418,583
Numericable Group SA
Term Loan, 4.00%, Maturing July 31, 2023	EUR	347	368,653
Numericable U.S., LLC
Term Loan, 5.14%, Maturing January 15, 2024		398	402,478
Telenet International Finance S.a.r.l.
Term Loan, 3.70%, Maturing January 31, 2025		950	957,719

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024		1,600	$1,618,200
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	750	929,422
Term Loan, 3.49%, Maturing January 31, 2025		3,250	3,268,957
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	1,025	1,085,243

			$13,194,464

Chemicals and Plastics — 8.1%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		448	$447,256
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		1,293	1,309,262
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		1,035	1,043,623
Term Loan, 3.50%, Maturing January 6, 2021		294	296,838
Term Loan, 3.75%, Maturing October 1, 2022		471	476,257
Chemours Company (The)
Term Loan, 3.77%, Maturing May 12, 2022		235	234,838
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		240	242,181
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		275	275,516
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		73	73,529
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		440	441,671
GCP Applied Technologies, Inc.
Term Loan, 4.25%, Maturing February 3, 2022		273	276,008
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		806	816,872
Huntsman International, LLC
Term Loan, 3.53%, Maturing October 1, 2021		399	400,496
Term Loan, 3.91%, Maturing April 1, 2023		923	930,761
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	221	235,542
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		2,051	2,058,738
Term Loan, 4.25%, Maturing March 31, 2022		344	347,621
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		1,650	1,667,531
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		146	147,699

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		527	$533,841
Term Loan, 5.00%, Maturing June 7, 2023		1,663	1,685,190
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		493	499,374
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	411	439,753
Term Loan, 4.00%, Maturing July 25, 2021		508	511,460
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		340	331,755
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		248	250,699
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022		1,070	1,081,378
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		147	147,163
Term Loan, 4.50%, Maturing July 31, 2021	EUR	464	497,190
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		31	31,340
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		177	177,594
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		148	149,560
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		1,469	1,475,165
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		1,580	1,593,120
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		665	670,693

			$21,797,514

Clothing / Textiles — 0.4%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		986	$962,663

			$962,663

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	551	$681,603
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		1,354	1,259,685

			$1,941,288

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 2.5%
Flex Acquisition Company, Inc.
Term Loan, Maturing December 13, 2023(4)		925	$935,118
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		186	187,497
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		421	420,964
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		2,541	2,572,317
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	958	1,019,087
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		572	576,491
Verallia Packaging S.A.S.
Term Loan, 3.75%, Maturing October 28, 2022	EUR	800	848,136

			$6,559,610

Cosmetics / Toiletries — 0.8%
Coty, Inc.
Term Loan, 3.09%, Maturing October 27, 2022		422	$426,563
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023		825	830,150
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		765	773,922

			$2,030,635

Drugs — 5.7%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021		719	$728,618
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2021		192	193,660
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		492	492,803
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		1,497	1,499,106
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		770	775,932
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		958	965,850
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		1,287	1,293,938
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		593	594,722
Term Loan, 5.50%, Maturing May 7, 2021		325	327,438

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		3,311	$3,348,257
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		729	732,175
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.52%, Maturing October 20, 2018		607	605,746
Term Loan, 5.25%, Maturing December 11, 2019		535	535,034
Term Loan, 5.25%, Maturing August 5, 2020		1,506	1,504,356
Term Loan, 5.50%, Maturing April 1, 2022		1,698	1,701,568

			$15,299,203

Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		1,011	$1,021,868
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		1,581	1,601,015
GFL Environmental, Inc.
Term Loan, 4.75%, Maturing September 27, 2023	CAD	723	537,280
Term Loan, 3.75%, Maturing September 29, 2023		449	450,278

			$3,610,441

Electronics / Electrical — 13.1%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		1,035	$533,274
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021		547	552,370
Avago Technologies Cayman Ltd.
Term Loan, 3.70%, Maturing February 1, 2023		3,439	3,491,990
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		963	976,773
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		333	324,388
CommScope, Inc.
Term Loan, 3.27%, Maturing December 29, 2022		444	448,958
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		518	527,726
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		735	738,700
Entegris, Inc.
Term Loan, 2.75%, Maturing April 30, 2021		127	128,469
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		407	400,724

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	850	$850,177
Term Loan, 4.50%, Maturing April 6, 2020	498	499,055
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	2,338	2,359,835
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	663	667,481
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	275	277,979
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	725	721,149
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	3,529	3,536,464
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	1,086	1,082,661
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	269	268,552
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.63%, Maturing May 7, 2021	393	397,406
MA FinanceCo., LLC
Term Loan, 4.52%, Maturing November 20, 2019	468	473,260
Term Loan, 4.52%, Maturing November 19, 2021	969	980,651
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	670	675,245
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	612	617,411
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	268	270,993
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	623	635,517
NXP B.V.
Term Loan, 3.27%, Maturing December 7, 2020	452	455,055
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	1,077	1,080,989
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	125	124,479
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	574	579,964
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	97	95,812
SkillSoft Corporation
Term Loan, 5.84%, Maturing April 28, 2021	2,039	1,869,937
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	830	841,339
Term Loan, 4.00%, Maturing July 8, 2022	85	85,856

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	998	$1,008,093
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	416	411,602
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	350	348,687
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	1,322	1,331,765
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	1,063	983,967
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	1,097	1,102,736
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	563	564,663
Western Digital Corporation
Term Loan, 4.52%, Maturing April 29, 2023	975	989,901
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	789	797,437

		$35,109,490

Financial Intermediaries — 4.3%
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	199	$201,985
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	978	968,341
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	725	708,688
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,494	1,497,857
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	249	252,700
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	236	239,250
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	440	441,074
Guggenheim Partners, LLC
Term Loan, 3.50%, Maturing July 21, 2023	573	578,386
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021	346	346,698
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	112	104,664
NFP Corp.
Term Loan, Maturing December 9, 2023(4)	200	202,208

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022		1,075	$1,089,781
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020		200	202,583
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022		1,275	1,303,687
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		468	469,363
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		1,058	1,063,576
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020		2,058	1,956,962

			$11,627,803

Food Products — 3.8%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023		722	$733,631
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		623	629,602
Charger OpCo B.V.
Term Loan, 3.00%, Maturing July 2, 2022	EUR	46	49,528
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		424	425,635
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		335	308,825
Term Loan - Second Lien, 8.45%, Maturing August 18, 2021		763	587,125
Dole Food Company, Inc.
Term Loan, 4.61%, Maturing November 1, 2018		1,113	1,122,345
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		380	379,206
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		864	866,910
Term Loan, 3.75%, Maturing September 18, 2020		750	758,248
Term Loan, 4.00%, Maturing October 30, 2022		322	324,833
Keurig Green Mountain, Inc.
Term Loan, 5.29%, Maturing March 3, 2023		283	288,008
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	349	216,208
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	224	11,202
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		1,791	1,808,351
Term Loan, 6.25%, Maturing May 5, 2023	GBP	498	619,889

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Oak Tea, Inc.
Term Loan, 3.25%, Maturing July 2, 2022		560	$562,920
R&R Ice Cream PLC
Term Loan, 3.00%, Maturing September 26, 2023	EUR	500	533,866

			$10,226,332

Food Service — 3.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		2,284	$2,306,803
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		245	244,656
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		187	190,573
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		1,250	1,265,312
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		681	693,656
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		333	334,833
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		187	185,252
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020		121	121,555
Weight Watchers International, Inc.
Term Loan, 4.07%, Maturing April 2, 2020		3,068	2,563,775
Yum! Brands, Inc.
Term Loan, 3.49%, Maturing June 16, 2023		473	479,476

			$8,385,891

Food / Drug Retailers — 2.1%
Albertsons, LLC
Term Loan, 3.77%, Maturing August 22, 2021		632	$639,515
Term Loan, 4.25%, Maturing December 22, 2022		798	810,754
Term Loan, 4.06%, Maturing June 22, 2023		1,753	1,780,269
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		725	729,418
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		750	753,672
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		748	753,965
Vestcom International, Inc.
Term Loan, Maturing December 13, 2023(4)		250	251,250

			$5,718,843

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing October 27, 2023	499	$501,244

		$501,244

Health Care — 13.4%
Acadia Healthcare Company, Inc.
Term Loan, 3.76%, Maturing February 11, 2022	123	$123,266
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	247	249,361
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	438	444,430
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	780	780,115
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	596	590,315
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	368	371,445
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	374	374,062
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	325	324,187
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,672	1,648,892
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	15	15,465
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	1,043	1,052,585
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	1,175	1,140,763
Term Loan, 4.00%, Maturing January 27, 2021	1,680	1,628,580
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	247	248,685
Convatec, Inc.
Term Loan, 3.27%, Maturing October 31, 2023	275	277,062
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	481	475,928
DaVita HealthCare Partners, Inc.
Term Loan, 3.52%, Maturing June 24, 2021	1,536	1,553,541
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,037	996,696
Drive DeVillbiss Healthcare
Term Loan, Maturing November 30, 2023(4)	350	321,125
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023	2,975	3,002,891

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	41	$41,313
Term Loan, 4.25%, Maturing August 30, 2020	135	136,518
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	998	1,004,150
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	518	523,865
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	1,241	1,247,998
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	802	796,709
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	450	453,375
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023	1,625	1,630,840
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	707	707,468
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	2,406	2,415,823
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	941	950,937
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	1,866	1,902,242
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	516	518,982
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	496	500,874
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	299	151,108
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,192	1,162,983
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,087	1,027,512
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	1,361	1,354,664
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	375	378,164
Quintiles IMS Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	1,181	1,190,842
RadNet, Inc.
Term Loan, 4.75%, Maturing July 1, 2023	667	670,729
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	643	654,591
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	346	347,997

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		564	$564,909

			$35,953,987

Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023		2,175	$2,196,750

			$2,196,750

Industrial Equipment — 6.2%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,151	$1,138,477
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		648	657,290
Coherent Holding GmbH
Term Loan, 4.25%, Maturing July 18, 2023	EUR	599	640,818
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		199	192,578
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		401	407,369
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		443	447,791
Term Loan, 5.50%, Maturing January 15, 2021		273	277,032
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		91	91,697
Term Loan, Maturing November 21, 2020(4)		209	209,504
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		2,076	2,058,289
Term Loan, 4.75%, Maturing July 30, 2020	EUR	194	201,760
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		2,974	2,980,747
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		1,387	1,395,738
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		561	567,182
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		747	691,792
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing February 10, 2022	EUR	450	471,949
Rexnord, LLC
Term Loan, 3.75%, Maturing August 21, 2023		1,874	1,885,233
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		485	486,936

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		143	$135,465
Tank Holding Corp.
Term Loan, 5.27%, Maturing March 16, 2022		355	351,726
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	758	798,047
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		499	498,212

			$16,585,632

Insurance — 4.8%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022		911	$915,870
Term Loan, 5.25%, Maturing August 12, 2022		249	251,860
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		2,355	2,378,357
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		446	453,145
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		550	555,271
Asurion, LLC
Term Loan, 4.02%, Maturing July 8, 2020		188	188,647
Term Loan, 5.00%, Maturing August 4, 2022		2,507	2,537,182
Term Loan, 4.75%, Maturing November 3, 2023		873	883,723
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,100	1,116,500
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		1,199	1,015,743
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		1,355	1,363,371
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		1,108	1,113,293

			$12,772,962

Leisure Goods / Activities / Movies — 5.8%
AMC Entertainment, Inc.
Term Loan, 3.40%, Maturing December 15, 2022		1,040	$1,051,194
Term Loan, 3.51%, Maturing December 15, 2023		250	252,735
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023		1,050	1,058,715
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023		2,125	2,140,938
Bright Horizons Family Solutions, Inc.
Term Loan, 3.50%, Maturing November 7, 2023		708	714,911

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	198	$199,524
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	892	902,891
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	603	607,182
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	101	101,991
Term Loan, 5.82%, Maturing May 8, 2021	787	790,433
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 26, 2023	1,244	1,258,171
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	665	668,800
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	241	242,730
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	806	819,451
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	480	485,456
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	829	820,083
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	437	174,963
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	975	972,802
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	996	961,133
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	700	708,823
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	464	468,841

		$15,401,767

Lodging and Casinos — 4.1%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	1,640	$1,649,126
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	998	1,004,366
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	75	76,106
Term Loan, 3.76%, Maturing September 15, 2023	399	403,489
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	563	623,860

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	310	$314,027
ESH Hospitality, Inc.
Term Loan, 3.77%, Maturing August 30, 2023	623	631,880
Four Seasons Holdings, Inc.
Term Loan, 3.75%, Maturing November 30, 2023	450	455,531
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	60	60,826
Term Loan, 4.50%, Maturing November 21, 2019	140	141,927
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	143	144,075
Term Loan, 3.26%, Maturing October 25, 2023	1,940	1,965,043
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	472	473,322
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.52%, Maturing April 25, 2023	918	926,239
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	242	243,084
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,590	1,613,431
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	169	169,948

		$10,896,280

Nonferrous Metals / Minerals — 2.2%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019	250	$272,232
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	246	250,416
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	320	321,957
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	1,214	1,182,962
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	399	406,731
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	949	909,459
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	521	92,710
Novelis, Inc.
Term Loan, 4.02%, Maturing June 2, 2022	1,281	1,288,846
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	145	145,655
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,025	1,014,750

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	276	$98,946

		$5,984,664

Oil and Gas — 3.8%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,373	$733,531
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	876	877,689
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	394	400,271
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	464	466,228
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	653	641,456
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	157	124,279
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	513	490,392
Term Loan, 8.00%, Maturing August 31, 2020	275	264,000
Term Loan, 8.38%, Maturing September 30, 2020	363	314,386
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	487	347,882
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,116	3,024,806
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	420	155,284
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	925	226,625
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,542	1,066,834
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	17	13,690
Term Loan, 4.44%, Maturing December 16, 2020	45	36,708
Term Loan, 4.44%, Maturing December 16, 2020	326	263,882
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	95	83,234
Term Loan, 4.45%, Maturing October 1, 2019	718	628,138
Term Loan, 4.50%, Maturing October 1, 2019	58	50,839
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	27	21,174

		$10,231,328

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing — 3.1%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	169	$92,866
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	850	857,845
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	2,837	2,485,788
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,926	1,921,190
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	628	634,617
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	296	293,810
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	811	815,246
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	680	680,949
Tweddle Group, Inc.
Term Loan, 7.00%, Maturing October 24, 2022	400	398,000

		$8,180,311

Radio and Television — 4.2%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	212	$201,196
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,007	931,152
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	589	596,034
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,045	1,346,227
Entercom Radio, LLC
Term Loan, 4.52%, Maturing November 1, 2023	475	481,116
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	134	135,097
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	285	282,606
iHeartCommunications, Inc.
Term Loan, 7.52%, Maturing January 30, 2019	1,066	869,906
Term Loan, 8.27%, Maturing July 30, 2019	182	149,798
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	583	584,399
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	317	320,499

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		360	$363,451
Raycom TV Broadcasting, LLC
Term Loan, 3.77%, Maturing August 4, 2021		427	425,879
Sinclair Television Group, Inc.
Term Loan, 3.02%, Maturing April 9, 2020		265	265,497
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		2,081	2,092,852
Term Loan, 4.00%, Maturing March 1, 2020		2,091	2,103,009

			$11,148,718

Retailers (Except Food and Drug) — 7.1%
B&M Retail Limited
Term Loan, 3.01%, Maturing May 21, 2019	GBP	175	$214,761
Term Loan, 3.51%, Maturing April 28, 2020	GBP	150	184,744
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		1,137	1,134,402
Term Loan, 5.97%, Maturing December 16, 2023		625	620,368
CDW, LLC
Term Loan, 3.25%, Maturing August 4, 2023		2,648	2,666,362
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		22	22,074
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		1,008	891,657
Dollar Tree, Inc.
Term Loan, 3.25%, Maturing July 6, 2022		323	326,002
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		1,082	1,003,280
Harbor Freight Tools USA, Inc.
Term Loan, 3.89%, Maturing August 19, 2023		1,247	1,264,117
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		1,439	813,631
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		693	693,980
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023		1,631	1,649,481
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020		1,069	935,418
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022		1,210	1,219,505
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022		2,315	2,326,192
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,056	1,018,888

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	244	$227,906
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	1,190	1,167,552
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	450	448,312
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	187	178,258

		$19,006,890

Steel — 0.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	1,422	$1,426,999
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	167	166,403
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	32	1,400
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	298	301,796

		$1,896,598

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	498	$499,677
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	13	12,642
Term Loan, 4.00%, Maturing July 31, 2022	55	55,301
Term Loan, 4.00%, Maturing July 31, 2022	179	180,087
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	729	635,468

		$1,383,175

Telecommunications — 3.7%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	525	$528,598
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	3,700	3,588,338
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,056	1,012,620
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	336	340,506
Radiate Holdco, LLC
Term Loan, Maturing December 2, 2023(4)	350	352,589

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	891	$784,409
Term Loan, 4.00%, Maturing April 23, 2019	983	865,372
Telesat Canada
Term Loan, 4.50%, Maturing November 17, 2023	2,344	2,385,147

		$9,857,579

Utilities — 3.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.02%, Maturing May 3, 2020	507	$507,258
Term Loan, 3.27%, Maturing January 31, 2022	193	193,018
Calpine Corporation
Term Loan, 3.75%, Maturing May 27, 2022	1,527	1,535,338
Term Loan, 2.52%, Maturing January 15, 2024	425	425,797
Dayton Power & Light Company (The)
Term Loan, 4.01%, Maturing August 24, 2022	275	279,727
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	134	134,220
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 30, 2017	850	856,587
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	54	53,993
Term Loan, 5.00%, Maturing December 19, 2021	1,197	1,202,574
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	97	93,748
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)	67	68,402
Term Loan, Maturing November 22, 2023(4)	708	718,223
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	563	538,135
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,354	1,200,315
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	629	635,563

		$8,442,898

Total Senior Floating-Rate Loans (identified cost $369,981,076)		$362,773,813

Corporate Bonds & Notes — 8.4%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	30	$29,625
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(7)	5	5,206
Orbital ATK, Inc.
5.25%, 10/1/21	20	20,823
TransDigm, Inc.
6.00%, 7/15/22	30	31,350
6.50%, 7/15/24	30	31,537

		$118,541

Automotive — 0.0%(8)
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,121
General Motors Financial Co., Inc.
4.75%, 8/15/17	40	40,764
3.25%, 5/15/18	5	5,066

		$55,951

Brokerage / Securities Dealers / Investment Houses — 0.0%(8)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	30	$30,563

		$30,563

Building and Development — 0.1%
Builders FirstSource, Inc.
10.75%, 8/15/23(7)	8	$9,220
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(7)	20	21,750
HD Supply, Inc.
5.25%, 12/15/21(7)	15	15,881
Hillman Group, Inc. (The)
6.375%, 7/15/22(7)	30	28,350
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(7)	50	52,875
Standard Industries, Inc.
5.375%, 11/15/24(7)	20	20,650
6.00%, 10/15/25(7)	30	31,725
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	20,450
5.875%, 6/15/24	25	25,875

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
USG Corp.
5.50%, 3/1/25(7)		5	$5,156

			$231,932

Business Equipment and Services — 0.1%
First Data Corp.
6.75%, 11/1/20(7)		115	$119,551
7.00%, 12/1/23(7)		65	69,388
5.00%, 1/15/24(7)		10	10,091
FTI Consulting, Inc.
6.00%, 11/15/22		20	20,875
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		20	21,150
United Rentals North America, Inc.
7.625%, 4/15/22		5	5,287
6.125%, 6/15/23		5	5,325

			$251,667

Cable and Satellite Television — 0.3%
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		80	$83,000
5.75%, 1/15/24		5	5,238
5.375%, 5/1/25(7)		40	41,300
5.75%, 2/15/26(7)		20	20,750
CSC Holdings, LLC
8.625%, 2/15/19		5	5,538
5.25%, 6/1/24		5	4,900
DISH DBS Corp.
6.75%, 6/1/21		50	54,375
5.875%, 7/15/22		15	15,825
5.875%, 11/15/24		10	10,327
IAC/InterActiveCorp
4.875%, 11/30/18		16	16,268
Virgin Media Secured Finance PLC
6.00%, 4/15/21(7)	GBP	268	345,892
5.50%, 1/15/25(7)		275	280,156

			$883,569

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20		2,225	$1,980,250
Platform Specialty Products Corp.
10.375%, 5/1/21(7)		5	5,550
6.50%, 2/1/22(7)		25	25,312

Security	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(7)	5	$5,313
Tronox Finance, LLC
6.375%, 8/15/20	50	47,000
7.50%, 3/15/22(7)	10	9,375
W.R. Grace & Co.
5.125%, 10/1/21(7)	15	15,675
5.625%, 10/1/24(7)	5	5,269

		$2,093,744

Commercial Services — 0.0%(8)
CEB, Inc.
5.625%, 6/15/23(7)	10	$9,750

		$9,750

Conglomerates — 0.0%(8)
Belden, Inc.
5.50%, 9/1/22(7)	10	$10,350
Spectrum Brands, Inc.
6.625%, 11/15/22	20	21,350
5.75%, 7/15/25	30	31,275
TMS International Corp.
7.625%, 10/15/21(7)	25	24,000

		$86,975

Consumer Products — 0.0%(8)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$26,500
HRG Group, Inc.
7.875%, 7/15/19	55	57,372

		$83,872

Containers and Glass Products — 1.0%
Berry Plastics Corp.
6.00%, 10/15/22	10	$10,625
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(7)	15	15,666
6.375%, 8/15/25(7)	5	5,284
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	1,975	2,039,188
4.38%, 7/15/21(7)(9)	450	461,250

		$2,532,013

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Distribution & Wholesale — 0.0%(8)
American Tire Distributors, Inc.
10.25%, 3/1/22(7)	30	$28,930

		$28,930

Diversified Financial Services — 0.0%(8)
Intelsat Connect Finance S.A.
12.50%, 4/1/22(7)	13	$8,184
Quicken Loans, Inc.
5.75%, 5/1/25(7)	10	9,775

		$17,959

Drugs — 0.1%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(7)	60	$64,350
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(7)	15	15,131
5.625%, 10/15/23(7)	25	23,437
5.50%, 4/15/25(7)	15	13,500
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)	25	21,602
7.50%, 7/15/21(7)	25	21,281
5.625%, 12/1/21(7)	10	7,800
5.875%, 5/15/23(7)	30	22,800
6.125%, 4/15/25(7)	10	7,550

		$197,451

Ecological Services and Equipment — 0.0%(8)
Clean Harbors, Inc.
5.25%, 8/1/20	25	$25,606
5.125%, 6/1/21	30	30,756
Covanta Holding Corp.
5.875%, 3/1/24	10	9,650

		$66,012

Electric Utilities — 0.0%(8)
NRG Yield Operating, LLC
5.375%, 8/15/24	10	$10,100
5.00%, 9/15/26(7)	15	14,400

		$24,500

Security	Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	20	$20,825
CommScope, Inc.
4.375%, 6/15/20(7)	10	10,250
Infor (US), Inc.
5.75%, 8/15/20(7)	10	10,525
6.50%, 5/15/22	25	26,125
Informatica, LLC
7.125%, 7/15/23(7)	5	4,788
Nuance Communications, Inc.
5.375%, 8/15/20(7)	8	8,235
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	25	26,031
Western Digital Corp.
7.375%, 4/1/23(7)	675	744,187
Zebra Technologies Corp.
7.25%, 10/15/22	45	49,163

		$900,129

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(7)	175	$189,000

		$189,000

Financial Intermediaries — 0.1%
CIT Group, Inc.
5.50%, 2/15/19(7)	25	$26,438
5.375%, 5/15/20	5	5,325
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17	20	20,050
6.00%, 8/1/20	15	15,394
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(10)(11)	35	37,756
Navient Corp.
5.50%, 1/15/19	45	46,800
5.00%, 10/26/20	10	10,225

		$161,988

Financial Services — 0.0%(8)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(7)	10	$11,300

		$11,300

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(7)		20	$21,100
Iceland Bondco PLC
4.651%, 7/15/20(7)(9)	GBP	750	910,435
Post Holdings, Inc.
6.75%, 12/1/21(7)		10	10,700
6.00%, 12/15/22(7)		15	15,731
7.75%, 3/15/24(7)		15	16,725
8.00%, 7/15/25(7)		5	5,625
WhiteWave Foods Co. (The)
5.375%, 10/1/22		10	10,988

			$991,304

Food Service — 0.0%(8)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(7)		25	$25,562
6.00%, 4/1/22(7)		50	52,375
Yum! Brands, Inc.
5.30%, 9/15/19		5	5,306
3.75%, 11/1/21		10	10,163

			$93,406

Food / Drug Retailers — 0.0%(8)
Rite Aid Corp.
6.125%, 4/1/23(7)		50	$53,938

			$53,938

Health Care — 1.3%
Alere, Inc.
7.25%, 7/1/18		5	$5,066
6.50%, 6/15/20		15	14,850
6.375%, 7/1/23(7)		30	29,963
AmSurg Corp.
5.625%, 7/15/22		20	20,695
Capsugel SA
7.00%, 5/15/19(7)(12)		8	8,075
Centene Corp.
4.75%, 5/15/22		10	10,150
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		1,115	1,095,599
7.125%, 7/15/20		65	49,744
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(7)		10	8,725

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA Holdings, Inc.
6.25%, 2/15/21	40	$43,150
HCA, Inc.
6.50%, 2/15/20	10	10,965
5.875%, 2/15/26	10	10,325
Hologic, Inc.
5.25%, 7/15/22(7)	30	31,687
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(7)	15	15,786
inVentiv Health, Inc.
9.00%, 1/15/18(7)	625	626,281
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	20	17,200
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)	1,125	1,127,812
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(7)	15	15,563
Teleflex, Inc.
5.25%, 6/15/24	10	10,313
Tenet Healthcare Corp.
6.00%, 10/1/20	20	20,900
4.375%, 10/1/21	300	297,000
8.125%, 4/1/22	40	37,940
6.75%, 6/15/23	10	8,825
WellCare Health Plans, Inc.
5.75%, 11/15/20	45	46,266

		$3,562,880

Home Furnishings — 0.0%(8)
Tempur Sealy International, Inc.
5.625%, 10/15/23	15	$15,563

		$15,563

Industrial Equipment — 0.0%(8)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(7)	25	$24,500
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(13)	26	0
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(7)(12)	21	14,237

		$38,737

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Insurance — 0.1%
Alliant Holdings Intermediate, LLC
8.25%, 8/1/23(7)	20	$20,700
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(7)(12)	20	20,050
Hub International, Ltd.
7.875%, 10/1/21(7)	25	26,473
USI, Inc.
7.75%, 1/15/21(7)	40	40,825

		$108,048

Internet Software & Services — 0.0%(8)
Netflix, Inc.
5.50%, 2/15/22	20	$21,650
5.875%, 2/15/25	20	21,625
Riverbed Technology, Inc.
8.875%, 3/1/23(7)	15	15,975

		$59,250

Leisure Goods / Activities / Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	380	$395,200
NCL Corp., Ltd.
4.625%, 11/15/20(7)	20	20,450
Regal Entertainment Group
5.75%, 3/15/22	15	15,750
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	20	21,300
Sabre GLBL, Inc.
5.375%, 4/15/23(7)	10	10,250
5.25%, 11/15/23(7)	20	20,637
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	35	36,444
6.25%, 5/15/25(7)	20	18,700

		$538,731

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
11.00%, 12/9/22(7)	124	$58,724
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	1,057	1,110,227
9.00%, 2/15/20(5)	811	845,306
ESH Hospitality, Inc.
5.25%, 5/1/25(7)	15	14,963

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	$36,925
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	45	46,488
MGM Resorts International
6.625%, 12/15/21	40	44,800
7.75%, 3/15/22	15	17,288
6.00%, 3/15/23	25	27,062
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,225
Station Casinos, LLC
7.50%, 3/1/21	20	21,000
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(5)(7)	165	61,875

		$2,299,883

Nonferrous Metals / Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(7)	55	$56,100
Imperial Metals Corp.
7.00%, 3/15/19(7)	10	9,600
New Gold, Inc.
6.25%, 11/15/22(7)	35	36,050
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	20	20,000

		$121,750

Oil and Gas — 0.5%
Antero Resources Corp.
6.00%, 12/1/20	5	$5,150
5.375%, 11/1/21	40	41,050
5.625%, 6/1/23	15	15,431
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(7)	10	10,050
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	18,750
Canbriam Energy, Inc.
9.75%, 11/15/19(7)	10	10,550
CITGO Petroleum Corp.
6.25%, 8/15/22(7)	325	339,625
Concho Resources, Inc.
5.50%, 4/1/23	105	109,336

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(7)	35	$36,575
7.75%, 2/15/23(7)	30	32,550
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	64,838
Denbury Resources, Inc.
5.50%, 5/1/22	5	4,388
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(7)	40	41,800
8.125%, 9/15/23(7)	10	10,725
Energy Transfer Equity, L.P.
5.875%, 1/15/24	30	31,125
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	35	28,525
Gulfport Energy Corp.
6.625%, 5/1/23	30	31,500
Matador Resources Co.
6.875%, 4/15/23	20	21,100
Newfield Exploration Co.
5.625%, 7/1/24	65	68,087
Noble Energy, Inc.
5.625%, 5/1/21	13	13,564
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	8	8,210
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	19,750
RSP Permian, Inc.
6.625%, 10/1/22	40	42,500
Sabine Pass Liquefaction, LLC
5.625%, 3/1/25	95	102,006
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	65	69,225
6.75%, 5/1/23(7)	25	26,750
6.875%, 6/30/23(7)	15	15,975
Seventy Seven Energy, Inc.
6.50%, 7/15/22(5)	10	0
SM Energy Co.
6.125%, 11/15/22	10	10,175
6.50%, 1/1/23	45	45,956
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	20	20,350
Tesoro Corp.
5.375%, 10/1/22	50	52,063

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	5	$5,313
6.25%, 10/15/22	15	15,975
Triangle USA Petroleum Corp.
6.75%, 7/15/22(5)(7)	15	4,575
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	4,988
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	5	5,050

		$1,383,580

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(7)	220	$225,775
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(7)(12)	5	5,050
Tribune Media Co.
5.875%, 7/15/22	30	30,562

		$261,387

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,125
Series B, 6.50%, 11/15/22	50	51,375
iHeartCommunications, Inc.
9.00%, 12/15/19	451	370,383
11.25%, 3/1/21	20	15,350
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	15	15,619
Sirius XM Radio, Inc.
6.00%, 7/15/24(7)	40	41,900
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	35,394
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	404,640
5.125%, 5/15/23(7)	15	14,831

		$974,617

Real Estate Investment Trusts (REITs) — 0.0%(8)
Communications Sales & Leasing, Inc./CSL Capital, LLC
8.25%, 10/15/23	5	$5,325

		$5,325

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.3%
Dollar Tree, Inc.
5.25%, 3/1/20	20	$20,625
5.75%, 3/1/23	50	53,191
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)	575	493,062
Hot Topic, Inc.
9.25%, 6/15/21(7)	60	63,450
L Brands, Inc.
6.875%, 11/1/35	20	20,500
Michaels Stores, Inc.
5.875%, 12/15/20(7)	20	20,625
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	62,850
Party City Holdings, Inc.
6.125%, 8/15/23(7)	25	26,250
PetSmart, Inc.
7.125%, 3/15/23(7)	20	20,450
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	30	31,313
Vista Outdoor, Inc.
5.875%, 10/1/23	20	21,038

		$833,354

Road & Rail — 0.0%(8)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	20	$20,800

		$20,800

Software and Services — 0.0%(8)
IHS Markit, Ltd.
5.00%, 11/1/22(7)	25	$26,063
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(7)(12)	25	25,750

		$51,813

Steel — 0.0%(8)
ArcelorMittal
7.25%, 2/25/22	10	$11,325

		$11,325

Surface Transport — 0.0%(8)
Hertz Corp. (The)
6.25%, 10/15/22	20	$18,850

Security	Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
XPO Logistics, Inc.
6.50%, 6/15/22(7)	30	$31,613

		$50,463

Technology — 0.0%(8)
Micron Technology, Inc.
5.25%, 8/1/23(7)	5	$5,044
5.625%, 1/15/26(7)	10	9,962

		$15,006

Telecommunications — 0.6%
Avaya, Inc.
9.00%, 4/1/19(7)	20	$17,750
CenturyLink, Inc.
6.75%, 12/1/23	15	15,394
CommScope Technologies Finance, LLC
6.00%, 6/15/25(7)	20	21,300
Frontier Communications Corp.
6.25%, 9/15/21	10	9,525
10.50%, 9/15/22	15	15,826
7.625%, 4/15/24	10	9,000
6.875%, 1/15/25	20	17,025
11.00%, 9/15/25	25	25,906
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	45	35,100
7.50%, 4/1/21	5	3,838
Intelsat Luxembourg S.A.
7.75%, 6/1/21	11	3,658
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,125
Sprint Communications, Inc.
7.00%, 8/15/20	345	366,600
6.00%, 11/15/22	5	5,050
Sprint Corp.
7.25%, 9/15/21	25	26,625
7.875%, 9/15/23	105	112,350
7.625%, 2/15/25	20	21,075
T-Mobile USA, Inc.
6.25%, 4/1/21	15	15,637
6.633%, 4/28/21	20	20,925
6.731%, 4/28/22	5	5,237
6.625%, 4/1/23	20	21,250
6.375%, 3/1/25	15	16,069
6.50%, 1/15/26	45	48,769

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Wind Acquisition Finance S.A.
4.938%, 4/30/19(7)(9)	EUR	250	$268,590
6.50%, 4/30/20(7)		225	234,562
3.689%, 7/15/20(7)(9)	EUR	225	238,327

			$1,585,513

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		10	$10,225
Calpine Corp.
5.375%, 1/15/23		20	19,650
7.875%, 1/15/23(7)		770	805,612
5.75%, 1/15/25		5	4,850
5.25%, 6/1/26(7)		500	495,000
Dynegy, Inc.
6.75%, 11/1/19		20	20,450
7.375%, 11/1/22		15	14,400
7.625%, 11/1/24		20	18,550

			$1,388,737

Total Corporate Bonds & Notes (identified cost $23,127,669)			$22,441,256

Asset-Backed Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value

ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.23%, 7/15/27(7)(9)	$500	$465,419
Apidos CLO XIX
Series 2014-19A, Class E, 6.33%, 10/17/26(7)(9)	1,000	937,091
Apidos CLO XVII
Series 2014-17A, Class C, 4.18%, 4/17/26(7)(9)	500	479,115
Series 2014-17A, Class D, 5.63%, 4/17/26(7)(9)	500	446,774
Apidos CLO XXI
Series 2015-21A, Class D, 6.432%, 7/18/27(7)(9)	500	467,786
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.606%, 11/15/25(7)(9)	1,000	945,888
Series 2015-2A, Class E2, 6.087%, 7/29/26(7)(9)	500	455,360
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.381%, 4/20/25(7)(9)	175	174,888
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.98%, 7/15/26(7)(9)	300	266,981

Security	Principal Amount (000’s omitted)	Value

Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.331%, 10/14/28(7)(9)	$600	$601,868
Series 2014-4A, Class E, 6.08%, 10/15/26(7)(9)	1,000	931,261
Series 2015-5A, Class D, 6.981%, 1/20/28(7)(9)	500	484,384
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.881%, 7/20/26(7)(9)	1,000	904,200
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.856%, 8/15/28(7)(9)	500	480,679
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B1L, 4.106%, 8/15/25(7)(9)	320	302,498
Series 2013-28A, Class B2L, 4.806%, 8/15/25(7)(9)	215	186,615
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.481%, 1/20/28(7)(9)	500	465,358
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E , 6.631%, 5/5/27(7)(9)	1,000	926,637
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.381%, 4/20/25(7)(9)	200	192,879
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 7.581%, 10/20/28(7)(9)	500	502,015
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class D, 4.23%, 7/17/25(7)(9)	475	465,987
Series 2013-1A, Class E, 5.38%, 7/17/25(7)(9)	550	493,283
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.38%, 7/15/27(7)(9)	1,000	984,905
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.331%, 7/20/27(7)(9)	600	557,083
Recette CLO, LLC
Series 2015-1A, Class E, 6.581%, 10/20/27(7)(9)	500	469,077
Schiller Park CLO, Ltd.
Series 2007-1A, Class D, 2.632%, 4/25/21(7)(9)	1,000	1,000,740
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.081%, 7/20/28(7)(9)	800	804,852

Total Asset-Backed Securities (identified cost $15,368,936)		$15,393,623

Common Stocks — 1.3%

Security	Shares	Value

Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(13)(14)	29	$487,330

		$487,330

Automotive — 0.1%
Dayco Products, LLC(13)(14)	10,159	$259,054

		$259,054

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Business Equipment and Services — 0.2%
Education Management Corp.(3)(13)(14)	1,612,262	$1,129
RCS Capital Corp.(3)(13)(14)	27,470	398,315

		$399,444

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(13)(14)	35,156	$64,451

		$64,451

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(13)(14)	23,498	$411,220
Tropicana Entertainment, Inc.(13)(14)	25,430	771,801

		$1,183,021

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(13)(14)	352	$0

		$0

Oil and Gas — 0.0%(8)
Seventy Seven Energy, Inc.(13)(14)	15	$675
Southcross Holdings Group, LLC(3)(13)(14)	30	0
Southcross Holdings L.P., Class A(13)(14)	30	11,000

		$11,675

Publishing — 0.4%
ION Media Networks, Inc.(3)(13)	2,155	$860,492
MediaNews Group, Inc.(3)(13)(14)	5,771	206,377
Nelson Education, Ltd.(3)(13)(14)	27,293	0

		$1,066,869

Total Common Stocks (identified cost $1,369,475)		$3,471,844

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value

Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(3)(13)(14)	1,793	$502

Total Convertible Preferred Stocks (identified cost $126,544)		$502

Closed-End Funds — 2.2%

Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$711,854
Invesco Senior Income Trust	238,872	1,108,366
Nuveen Credit Strategies Income Fund	180,539	1,597,770
Nuveen Floating Rate Income Fund	73,198	854,221
Nuveen Floating Rate Income Opportunity Fund	51,054	622,348
Voya Prime Rate Trust	196,084	1,086,305

Total Closed-End Funds (identified cost $6,015,228)		$5,980,864

Warrants — 0.0%(8)

Security	Shares	Value

Oil and Gas — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21(13)(14)	86	$1,784

Total Warrants (identified cost $6,176)		$1,784

Miscellaneous — 0.0%(8)

Security	Principal Amount/Shares	Value

Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(14)	200,340	$0

		$0

Lodging and Casinos — 0.0%(8)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(7)(14)	$54,825	$27

		$27

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	290,000	$0

		$0

Total Miscellaneous (identified cost $0)		$27

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.2%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.81%(15)	3,269,920	$3,270,247

Total Short-Term Investments (identified cost $3,270,435)		$3,270,247

Total Investments — 154.4% (identified cost $419,265,539)		$413,333,960

Less Unfunded Loan Commitments — (0.1)%		$(157,390)

Net Investments — 154.3% (identified cost $419,108,149)		$413,176,570

Other Assets, Less Liabilities — (31.3)%		$(83,892,820)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (23.0)%		$(61,602,753)

Net Assets Applicable to Common Shares — 100.0%		$267,680,997

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	This Senior Loan will settle after December 31, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $26,018,296 or 9.7% of the Trust’s net assets applicable to common shares.

(8)	Amount is less than 0.05%.

(9)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,656,046	EUR	2,427,164	Goldman Sachs International	1/31/17	$97,535	$—
USD	1,260,350	CAD	1,689,944	Goldman Sachs International	2/28/17	847	—
USD	2,889,398	EUR	2,709,638	State Street Bank and Trust Company	2/28/17	29,508	—
USD	2,462,405	GBP	1,964,593	HSBC Bank USA, N.A.	2/28/17	37,993	—
USD	3,461,440	EUR	3,293,833	HSBC Bank USA, N.A.	3/31/17	—	(21,273)
USD	1,664,212	GBP	1,356,260	Goldman Sachs International	3/31/17	—	(10,913)

						$165,883	$(32,186)

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor in Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2016
Unaffiliated investments, at value (identified cost, $415,837,714)	$409,906,323
Affiliated investment, at value (identified cost, $3,270,435)	3,270,247
Cash	4,190,132
Foreign currency, at value (identified cost, $241,607)	241,540
Interest and dividends receivable	1,735,669
Dividends receivable from affiliated investment	2,993
Receivable for investments sold	480,163
Receivable for open forward foreign currency exchange contracts	165,883
Prepaid upfront fees on notes payable	18,669
Prepaid expenses	11,934
Total assets	$420,023,553

Liabilities
Notes payable	$83,000,000
Payable for investments purchased	5,784,274
Payable for open forward foreign currency exchange contracts	32,186
Distributions payable	1,249,598
Payable to affiliates:
Investment adviser fee	271,564
Administration fee	87,040
Trustees’ fees	5,150
Accrued expenses	309,991
Total liabilities	$90,739,803
Auction preferred shares (2,464 shares outstanding) at liquidation value plus cumulative unpaid dividends	$61,602,753
Net assets applicable to common shares	$267,680,997

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666
Additional paid-in capital	327,644,641
Accumulated net realized loss	(53,718,172)
Accumulated distributions in excess of net investment income	(783,235)
Net unrealized depreciation	(5,840,903)
Net assets applicable to common shares	$267,680,997

Net Asset Value Per Common Share
($267,680,997 ÷ 37,866,607 common shares issued and outstanding)	$7.07

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2016
Interest and other income	$10,716,278
Dividends	494,313
Interest allocated from/dividends from affiliated investment	16,847
Expenses allocated from affiliated investment	(132)
Total investment income	$11,227,306

Expenses
Investment adviser fee	$1,586,700
Administration fee	508,558
Trustees’ fees and expenses	10,005
Custodian fee	91,860
Transfer and dividend disbursing agent fees	10,086
Legal and accounting services	158,467
Printing and postage	22,662
Interest expense and fees	552,781
Preferred shares service fee	64,468
Miscellaneous	60,114
Total expenses	$3,065,701

Net investment income	$8,161,605

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(718,569)
Investment transactions in/allocated from affiliated investment	538
Foreign currency and forward foreign currency exchange contract transactions	1,205,251
Net realized gain	$487,220
Change in unrealized appreciation (depreciation) —
Investments	$14,204,101
Investments — affiliated investment	(188)
Foreign currency and forward foreign currency exchange contracts	(186,423)
Net change in unrealized appreciation (depreciation)	$14,017,490

Net realized and unrealized gain	$14,504,710

Distributions to preferred shareholders
From net investment income	$(220,286)

Discount on redemption and repurchase of auction preferred shares	$2,420,000

Net increase in net assets from operations	$24,866,029

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
From operations —
Net investment income	$8,161,605	$15,985,346
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	487,220	(5,964,960)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	14,017,490	(8,306,950)
Distributions to preferred shareholders —
From net investment income	(220,286)	(331,972)
Discount on redemption and repurchase of auction preferred shares	2,420,000	—
Net increase in net assets from operations	$24,866,029	$1,381,464
Distributions to common shareholders —
From net investment income	$(8,974,386)	$(15,601,042)
Total distributions to common shareholders	$(8,974,386)	$(15,601,042)

Net increase (decrease) in net assets	$15,891,643	$(14,219,578)

Net Assets Applicable to Common Shares
At beginning of period	$251,789,354	$266,008,932
At end of period	$267,680,997	$251,789,354

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(783,235)	$249,832

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2016
Net increase in net assets from operations	$24,866,029
Distributions to preferred shareholders	220,286
Discount on redemption and repurchase of auction preferred shares	(2,420,000)
Net increase in net assets from operations excluding distributions to preferred shareholders and discount on redemption and repurchase of auction preferred shares	$22,666,315
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(98,173,927)
Investments sold and principal repayments	83,070,674
Increase in short-term investments, net	(581,746)
Net amortization/accretion of premium (discount)	(506,375)
Amortization of prepaid upfront fees on notes payable	41,218
Decrease in restricted cash	290,000
Increase in dividends and interest receivable	(88,932)
Increase in interest receivable from affiliated investment	(1,043)
Decrease in receivable for open forward foreign currency exchange contracts	167,256
Decrease in prepaid expenses	411
Decrease in cash collateral due to broker	(280,000)
Increase in payable for open forward foreign currency exchange contracts	15,938
Increase in payable to affiliate for investment adviser fee	23,274
Increase in payable to affiliate for administration fee	7,460
Decrease in payable to affiliate for Trustees’ fees	(293)
Increase in accrued expenses	33,025
Decrease in unfunded loan commitments	(190,429)
Net change in unrealized (appreciation) depreciation from investments	(14,203,913)
Net realized (gain) loss from investments	718,031
Net cash used in operating activities	$(6,993,056)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(7,724,788)
Cash distributions paid to preferred shareholders	(224,510)
Liquidation of auction preferred shares	(45,980,000)
Proceeds from notes payable	66,000,000
Repayments of notes payable	(8,000,000)
Payment of prepaid upfront fees on notes payable	(14,219)
Net cash provided by financing activities	$4,056,483

Net decrease in cash*	$(2,936,573)

Cash at beginning of period(1)	$7,368,245

Cash at end of period(1)	$4,431,672

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$446,972

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $9.

(1)	Balance includes foreign currency, at value.

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2016 (Unaudited)		Year Ended June 30,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$6.650		$7.020	$7.340	$7.350	$7.160	$7.240

Income (Loss) From Operations
Net investment income(1)	$0.216		$0.422	$0.401	$0.406	$0.468	$0.435
Net realized and unrealized gain (loss)	0.383		(0.371)	(0.316)	0.029	0.194	(0.071)
Distributions to preferred shareholders —
From net investment income(1)	(0.006)		(0.009)	(0.003)	(0.002)	(0.003)	(0.003)
Discount on redemption and repurchase of auction preferred shares(1)	0.064		—	—	—	—	—

Total income from operations	$0.657		$0.042	$0.082	$0.433	$0.659	$0.361

Less Distributions to Common Shareholders
From net investment income	$(0.237)		$(0.412)	$(0.402)	$(0.443)	$(0.476)	$(0.441)

Total distributions to common shareholders	$(0.237)		$(0.412)	$(0.402)	$(0.443)	$(0.476)	$(0.441)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$—	$—	$0.007	$—

Net asset value — End of period (Common shares)	$7.070		$6.650	$7.020	$7.340	$7.350	$7.160

Market value — End of period (Common shares)	$6.680		$6.010	$6.210	$6.810	$7.520	$7.020

Total Investment Return on Net Asset Value(2)	10.26	%(3)(4)	1.57%	1.71%	6.34%	9.49%	5.58%

Total Investment Return on Market Value(2)	15.27	%(3)	3.77%	(3.02)%	(3.57)%	14.26%	4.09%

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2016 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$267,681		$251,789	$266,009	$278,045	$278,364	$263,168
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.91	%(7)	1.96%	1.99%	1.98%	1.98%	2.01%
Interest and fee expense(8)	0.42	%(7)	0.28%	0.28%	0.27%	0.23%	0.23%
Total expenses(6)	2.33	%(7)	2.24%	2.27%	2.25%	2.21%	2.24%
Net investment income	6.20	%(7)	6.38%	5.61%	5.51%	6.35%	6.17%
Portfolio Turnover	21	%(3)	31%	33%	33%	52%	38%
Senior Securities:
Total notes payable outstanding (in 000’s)	$83,000		$25,000	$60,000	$65,000	$65,000	$46,000
Asset coverage per $1,000 of notes payable(9)	$4,967		$15,472	$7,267	$6,970	$6,975	$9,112
Total preferred shares outstanding	2,464		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(10)	$71,280		$71,629	$64,119	$64,721	$64,766	$67,174
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.26%.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s APS (see Note 2) and/or to fund investments (see Note 8).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 285%, 287%, 256%, 259%, 259% and 269% at December 31, 2016 and June 30, 2016, 2015, 2014, 2013 and 2012, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.23%	1.21%	1.21%	1.22%	1.25%	1.27%
Interest and fee expense	0.27%	0.17%	0.17%	0.17%	0.15%	0.15%
Total expenses	1.50%	1.38%	1.38%	1.39%	1.40%	1.42%
Net investment income	3.99%	3.93%	3.42%	3.39%	4.03%	3.93%

32	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Trust’s investment in Cash Reserves Fund reflected the Trust’s proportionate interest in its net assets and the Trust recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that

33

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2016, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

34

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements — The interim financial statements relating to December 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

On August 25, 2016, the Trust announced a tender offer to purchase up to 44% of its outstanding APS at a price per share equal to 95% of the APS liquidation preference of $25,000 per share (or $23,750 per share), plus any accrued but unpaid APS dividends. The tender offer expired on September 23, 2016. The financing for the partial redemption of the Trust’s APS was provided by a committed financing arrangement (see Note 8). The number of APS redeemed pursuant to the tender offer and the redemption amount (excluding the final dividend payment) during the six months ended December 31, 2016 and the number of APS issued and outstanding as of December 31, 2016 are as follows:

	APS Redeemed During the Period	Redemption Amount	APS Issued and Outstanding

Series A	968	$22,990,000	1,232
Series B	968	22,990,000	1,232

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2016, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2016	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.83%	$109,877	0.52%	0.45–0.84
Series B	0.83	110,409	0.52	0.43–0.83

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2016.

35

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2016, the Trust, for federal income tax purposes, had capital loss carryforwards of $45,629,752 and deferred capital losses of $8,489,605 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on June 30, 2017 ($16,051,408), June 30, 2018 ($22,498,410) and June 30, 2019 ($7,079,934), and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at June 30, 2016, $1,268,950 are short-term and $7,220,655 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$419,194,185

Gross unrealized appreciation	$6,860,464
Gross unrealized depreciation	(12,878,079)

Net unrealized depreciation	$(6,017,615)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.78% of the Trust’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2016, the Trust’s investment adviser fee totaled $1,586,700. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2016, the administration fee amounted to $508,558.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $89,835,259 and $83,075,285, respectively, for the six months ended December 31, 2016.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2016 and the year ended June 30, 2016.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2016 and the year ended June 30, 2016.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time

36

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2016 and the year ended June 30, 2016, there were no shares sold by the Trust pursuant to its shelf offering.

7  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2016 is included in the Portfolio of Investments. At December 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $32,186. At December 31, 2016, there were no assets pledged by the Trust for such liability.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$165,883	(1)	$(32,186	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

37

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of December 31, 2016.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$98,382	$(10,913)	$—	$—	$87,469
HSBC Bank USA, N.A.	37,993	(21,273)	—	—	16,720
State Street Bank and Trust Company	29,508	—	—	—	29,508

	$165,883	$(32,186)	$—	$—	$133,697

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(10,913)	$10,913	$—	$—	$—
HSBC Bank USA, N.A.	(21,273)	21,273	—	—	—

	$(32,186)	$32,186	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$1,210,077	(1)	$(183,194	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2016, which is indicative of the volume of this derivative type, was approximately $15,638,000.

8  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $95 million ($65 million prior to September 23, 2016) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 13, 2017, the Trust also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended December 31, 2016 totaled $281,310 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement in March 2016 and the subsequent increase of the borrowing limit on September 23, 2016, the Trust paid an upfront fee of $65,000 and $14,219, respectively, that are being amortized to interest expense over the term of the Agreement through March 2017. The unamortized amounts as of December 31, 2016 are

38

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

approximately $19,000 and are included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2016, the Trust had borrowings outstanding under the Agreement of $83,000,000 at an interest rate of 0.83%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2016 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at December 31, 2016. For the six months ended December 31, 2016, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $59,815,217 and 0.76%, respectively.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39

Eaton Vance

Senior Income Trust

December 31, 2016

Notes to Financial Statements (Unaudited) — continued

At December 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$361,670,115	$946,308	$362,616,423
Corporate Bonds & Notes	—	22,441,256	0	22,441,256
Asset-Backed Securities	—	15,393,623	—	15,393,623
Common Stocks	772,476	745,725	1,953,643	3,471,844
Convertible Preferred Stocks	—	—	502	502
Closed-End Funds	5,980,864	—	—	5,980,864
Warrants	—	1,784	—	1,784
Miscellaneous	—	27	0	27
Short-Term Investments	—	3,270,247	—	3,270,247

Total Investments	$6,753,340	$403,522,777	$2,900,453	$413,176,570

Forward Foreign Currency Exchange Contracts	$—	$165,883	$—	$165,883

Total	$6,753,340	$403,688,660	$2,900,453	$413,342,453

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(32,186)	$—	$(32,186)

Total	$—	$(32,186)	$—	$(32,186)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2016 is not presented.

At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

12  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $1,787,000 (equal to 0.67% of net assets applicable to common shares at December 31, 2016). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

40

Eaton Vance

Senior Income Trust

December 31, 2016

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on October 20, 2016. The following action was taken by the shareholders:

Item 1:  The election of George J. Gorman, William H. Park and Harriett Tee Taggart as Class III Trustees of the Fund for a three-year term expiring in 2019. Mr. Park was elected solely by APS shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
George J. Gorman	33,701,550	690,053
Harriett Tee Taggart	33,608,965	782,638

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
William H. Park	2,609	0

41

Eaton Vance

Senior Income Trust

December 31, 2016

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2016, Trust records indicate that there are 94 registered shareholders and approximately 8,172 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

42

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer and Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

43

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017